CONDENSED INTERIM STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Aug. 31, 2020	Aug. 31, 2019
Cash flows used in operating activities
Net Income (loss)	$ (72,622)	$ 96,178	$ 34,132	$ (422,341)
Changes to reconcile net loss to net cash used in operating activities
Shares issued for exploration cost		11,489	11,489
Stock-based compensation	288,686	17,308	17,308
Income from Royalty grant	(250,000)	(200,000)	(200,000)
Unrealized gain on marketable securities	(28,247)		(3,201)
Gain on disposal of marketable securities	(22,504)
Interest on loan payable		699	699	178
Change in non-cash working capital items:
Accounts receivable	483	5,626	4,717	1,279
Prepaid expenses and deposit	(38,930)	11,474	15,438	57,515
Accounts payable and accrued liabilities	(15,826)	(6,656)	6,696	5,394
Due to related parties	(28,875)	2,169	(14,387)	31,987
Net cash (used in) operating activities	(167,835)	(61,713)	(127,109)	(325,988)
Cash flows from Investing activities
Purchase of marketable securities			(21,153)
Proceeds from disposal of marketable securities	31,905
Proceeds from royalty grant	250,000	200,000	200,000
Net cash from investing activities	281,905	200,000	178,847
Cash flows from (used in) Financing activities
Proceeds from loan from related party				15,301
Net proceeds from options exercised	75,048
Net proceeds from warrants exercised	1,600
Net proceeds from subscriptions received	180,000			144,036
Repayment of loan from related party		(15,968)	(15,968)
Net cash from (used in) Financing activities	256,648	(15,968)	(15,968)	159,337
Increase (Decrease) in cash and cash equivalents	370,718	122,319	35,770	(166,651)
Cash and cash equivalents, beginning of period	45,528	9,758	9,758	176,409
Cash and cash equivalents, end of period	416,246	132,077	45,528	$ 9,758
Supplemental information of cash flows
Interest paid in cash	0	699	$ 666
Income taxes paid in cash	$ 0	$ 0